Annual Total Returns[BarChart] - Invesco SP 500 Equal Weight Consumer Staples ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.94%	12.17%	32.55%	17.93%	13.11%	4.80%	14.03%	(10.71%)	28.27%	6.22%